UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Omaha, Nebraska          68130

(Address of principal executive offices)

(Zip code)

Emile Molineaux

             Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

866-447-4228

Date of fiscal year end:

6/30

Date of reporting period:   9/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	SMH Representation Trust
	SCHEDULE OF INVESTMENTS (Unaudited)
	September 30, 2013

Shares	COMMON STOCK - (0.00%)	Value

	Hotels Restaurants & Leisure - (0.00%)
2,429	Trump Entertainment Resorts, Inc. **†#	$ -
	TOTAL COMMON STOCK (Cost $7,362)	-

Principal	CONVERTIBLE CORPORATE BONDS - (8.16%)

	Investment Companies (7.99%)
$ 2,495,000	Ares Capital Corp., 5.125%, 6/1/2016	2,629,106
3,730,000	Prospect Capital Corporation, 5.50%, 8/15/2016	3,862,881
		6,491,987

	Semiconductors & Semiconductor Equipment - (0.17%)
4,588,000	Energy Conversion Devices, Inc., escrow receipts ***#	137,640

	TOTAL CONVERTIBLE CORPORATE BONDS
	(Cost $7,865,410)	6,629,627

	CORPORATE BONDS - (88.64%)

	Chemicals - (0.34%)
262,000	Momentive Performance Materials, Inc., 8.875%, 10/15/2020	275,100

	Coal - (8.89%)
3,453,000	Alpha Natural Resources, Inc., 9.75%, 4/15/2018	3,504,795
4,794,000	Arch Coal, Inc., 7.00%, 6/15/2019	3,715,350
		7,220,145
	Commercial Services - (0.52%)
499,000	ADT Corp., 3.50%, 7/15/2022	421,856

	Diversified Financial Services - (1.23%)
1,000,000	GFI Group, Inc., 10.375%, 7/19/2018	1,002,500

	Home Builders - (4.82%)
3,709,000	Beazer Homes USA, Inc., 9.125%, 5/15/2019	3,912,995

	Lodging - (10.00%)
3,715,000	Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/2017	3,770,725
4,018,000	Marina District Finance Co., Inc., 9.875%, 8/15/2018	4,359,530
		8,130,255
	Mining - (8.26%)
4,034,000	Molycorp, Inc., 10.00%, 6/1/2020	4,023,915
2,476,000	Thompson Creek Metals Co., Inc., 9.75%, 12/1/2017	2,686,460
		6,710,375
	Oil & Gas - (9.58%)
7,697,000	ATP Oil & Gas Corp., 11.875%, 5/1/2015 ***	48,106
1,485,000	BreitBurn Energy Partners, 8.625%, 10/15/2020	1,566,675
2,415,000	Northern Oil and Gas, Inc., 8.00%, 6/1/2020	2,421,038
3,823,000	Penn Virginia Corp., 7.25%, 4/15/2019	3,746,540
		7,782,359
	Oil & Gas Services - (4.60%)
3,720,000	Forbes Energy Services Ltd., 9.00%, 6/15/2019	3,738,600

	Pipelines - (4.84%)
3,800,000	Niska Gas Storage US LLC, 8.875%, 3/15/2018	3,933,000

	Retail - (4.55%)
6,417,000	Radioshack Corp., 6.75%, 5/15/2019	3,697,033

	Semiconductors - (9.28%)
4,297,000	Advanced Micro Devices, Inc., 7.75%, 8/1/2020	4,205,689
3,176,000	Amkor Technology, Inc., 7.375%, 5/1/2018	3,338,770
		7,544,459
	SMH Representation Trust
	SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
	September 30, 2013

Principal		Value

	Telecommunications - (12.22%)
$ 3,294,000	Level 3 Financing, Inc., 10.00%, 2/1/2018	$ 3,528,697
5,560,000	NII Capital Corp., 7.625%, 4/1/2021	3,947,600
2,414,000	Sprint Capital Corp., 8.75%, 3/15/2032	2,453,228
		9,929,525
	Transportation - (9.51%)
3,851,000	Navios Maritime Holdings, Inc., 8.875%, 11/1/2017	4,024,295
3,518,000	PHI, Inc., 8.625%, 10/15/2018	3,707,092
		7,731,387

	TOTAL CORPORATE BONDS (Cost $78,789,965)	72,029,589

Shares	SHORT-TERM INVESTMENTS - (0.47%)
383,156	Fidelity Institutional Money Market Fund - Institutional Class, 0.27%*
	TOTAL SHORT-TERM INVESTMENTS - (Cost $383,156)	383,156

	TOTAL INVESTMENTS (Cost $87,045,893)(a) - 97.27%	$ 79,042,372

	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.73%	2,222,001

	NET ASSETS - 100.00%	$ 81,264,373

	* Money Market fund: interest rate reflects seven-day yield on September 30, 2013.
	** The security is illiquid; the security represents 0.00% of net assets.
	*** Represents issuer in default on interest payments; non-income producing security.
	† Non income producing security.
	# The value of this security has been determined in good faith under policies of the Board of Trustees.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $87,045,893, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 1,618,405
	Unrealized depreciation	(9,621,926)
	Net unrealized depreciation	$ (8,003,521)

	Country of Issuer	Percentage
	United States	89.01%
	Marshall Islands	4.95%
	Canada	3.31%
		97.27%
	Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2013.

SMH Representation Trust
NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2013 (Unaudited)

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on, when no closing price is available, options are valued at their mean price. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of September 30, 2013:

Security Classifications (c)	Level 1	Level 2	Level 3 (d)	Total
Common Stock (a)	$ -	$ -	$ -	$ -
Convertible Bonds (b)	-	6,629,627	-	6,629,627
Bonds & Notes (b)	-	72,029,589	-	72,029,589
Short-Term Investments	383,156	-	-	383,156
Total	$ 383,156	$ 78,659,216	$ -	$ 79,042,372

(a) For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments.

(b) All convertible corporate bonds and corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of bonds by industry classification, please refer to the Schedule of Investments.

(c) There were no transfers into or out of Level 1 and Level 2 during the year. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
(d) Included in Level 3 is Trump Entertainment Resorts, an unlisted security, with $0 market value and $0 change in unrealized depreciation from prior year.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

Common Stock

Beginning balance June 30, 2012	$ -
Total realized gain/(loss)	-
Change in unrealized depreciation	-
Cost of purchases	-
Proceeds from sales	-
Net transfers in/(out) of Level 3	-
Ending balance September 30, 2013	$ -

Level 3 assets represent 0.00% of the Fund's Net Assets.  Level 3 assets were valued by a pricing committee using procedures established by the Trust’s good faith pricing guidelines.

Quantitative disclosures of unobervable inputs and assumptions used by SMH Representation Trust
Investments in Securities:
Common Stock		Fair Value	Valuation Techniques	Unobservable Input
Trump Entertainment Resorts, Inc.		$ -	Bankruptcy	No Public Market
	Total Fair Value Securities	$ -

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

11/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

11/29/2013

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

11/29/2013